Debt and Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of Debt

Debt	$ million
	Dec 31, 2020			Dec 31, 2019
	Debt (excluding lease liabilities)	Lease liabilities	Total	Debt (excluding lease liabilities)	Lease liabilities	Total
Short-term debt	7,535	—	7,535	3,962	—	3,962
Long-term debt due within 1 year	5,221	4,143	9,364	6,146	4,956	11,102
Current debt	12,756	4,143	16,899	10,108	4,956	15,064
Non-current debt	66,838	24,277	91,115	55,779	25,581	81,360
Total	79,594	28,420	108,014	65,887	30,537	96,424

Schedule of Net Debt

Net debt					$ million
	Asset/(liability)
	Current debt	Non-current debt	Derivative financial instruments	Cash and cash equivalents (see Note 13)	Net debt
At January 1, 2020	(15,064)	(81,360)	(724)	18,055	(79,093)
Cash flow	7,536	(13,121)	(1,157)	13,603	6,861
Lease additions	(870)	(2,268)			(3,138)
Other movements	(8,380)	8,354	524	—	498
Currency translation differences and foreign exchange gains/(losses)	(121)	(2,720)	2,155	172	(514)
At December 31, 2020	(16,899)	(91,115)	798	31,830	(75,386)
At January 1, 2019	(13,046)	(79,815)	(1,345)	26,741	(67,465)
Cash flow	10,333	(7,269)	351	(8,810)	(5,395)
Lease additions	(971)	(3,547)			(4,518)
Other movements	(11,453)	9,179	453	—	(1,821)
Currency translation differences and foreign exchange gains/(losses)	73	92	(183)	124	106
At December 31, 2019	(15,064)	(81,360)	(724)	18,055	(79,093)

Schedule of Gearing

Gearing	$ million, except where indicated
	Dec 31, 2020	Dec 31, 2019
Net debt	75,386	79,093
Total equity	158,537	190,463
Total capital	233,923	269,556
Gearing	32.2%	29.3%

Schedule of Borrowing Facilities and Amounts Undrawn

Borrowing facilities and amounts undrawn	$ million
	Facility		Amount undrawn
	Dec 31, 2020	Dec 31, 2019	Dec 31, 2020	Dec 31, 2019
CP programmes	20,000	20,000	13,254	16,610
EMTN programme	unlimited	unlimited	N/A	N/A
US shelf registration	—	unlimited	N/A	N/A
Committed credit facilities	22,651	10,000	22,651	10,000

Schedule of Difference in Contractual Cash Flows for Debt Excluding Lease Liabilities with the Carrying Amount
The following tables compare contractual cash flows for debt excluding lease liabilities at December 31 with the carrying amount in the Consolidated Balance Sheet. Contractual amounts reflect the effects of changes in foreign exchange rates; differences from carrying amounts reflect the effects of discounting, premiums and, where fair value hedge accounting is applied, fair value adjustments. Interest is estimated assuming interest rates applicable to variable rate debt remain constant and there is no change in aggregate principal amounts of debt other than repayment at scheduled maturity, as reflected in the table.

2020	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Commercial paper	6,746	—	—	—	—	—	6,746	(15)	6,731
Bonds	5,080	4,720	5,408	4,633	8,043	41,853	69,737	1,308	71,045
Bank and other borrowings	944	162	33	215	47	417	1,818	—	1,818
Total (excluding interest)	12,770	4,882	5,441	4,848	8,090	42,270	78,301	1,293	79,594
Interest	1,834	1,707	1,630	1,527	1,412	15,985	24,095

2019	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Commercial paper	3,390	—	—	—	—	—	3,390	(38)	3,352
Bonds	5,900	4,971	4,392	4,326	2,091	38,323	60,003	694	60,697
Bank and other borrowings	859	425	56	71	15	412	1,838	—	1,838
Total (excluding interest)	10,149	5,396	4,448	4,397	2,106	38,735	65,231	656	65,887
Interest	1,665	1,559	1,430	1,357	1,263	14,618	21,892

Schedule of Lease Expenses not Included in the Measurement of Lease Liability

Lease expenses not included in the measurement of lease liability		$ million
	2020	2019
Expense relating to short-term leases	1,156	834
Expense relating to variable lease payments not included in the lease liabilities	1,209	1,091

Schedule of Future Lease Payments Under Lease Contracts
The future lease payments under lease contracts and the carrying amounts at December 31, by payment date are as follows:

2020	$ million

	Contractual lease payments		Interest	Lease liabilities
Less than 1 year	6,059		1,916	4,143
Between 1 and 5 years	16,681		5,617	11,064
5 years and later	19,999		6,786	13,213
Total	42,739	[A]	14,319	28,420
[A] Future cash outflows in respect of leases may differ from lease liabilities recognised due to future decisions that may be taken by Shell in respect of the use of leased assets. These decisions may result in variable lease payments being made. In addition, Shell may reconsider whether it will exercise extension options or termination options, where future reconsideration is not reflected in the lease liabilities. There is no exposure to these potential additional payments in excess of the recognised lease liabilities until these decisions have been taken by Shell.

2019	$ million

	Contractual lease payments	Interest	Lease liabilities
Less than 1 year	7,337	2,381	4,956
Between 1 and 5 years	17,435	6,141	11,294
5 years and later	21,340	7,053	14,287
Total	46,112	15,575	30,537